SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Jun. 30, 2015
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplemental cash flow information
	June 30, 2015	June 30, 2014
Cash paid during the period for:
Interest paid	$1,219	$1,482
Income taxes paid	$1,520	$2,305
Supplemental noncash disclosures:
Transfers from loans to real estate owned	$727	$68
Unrealized gains on securities available-for-sale, net	$121	$384
Transfer from securities held-to-maturity to available-for-sale	$—	$7,805
Unrealized gains on securities held-to-maturity, transferred to available for sale	$—	$45
Unsettled investment trades	$—	$1,145
Acquisition:
Assets acquired (excluding goodwill) $2,593	$138,263	$—
Liabilities assumed	$140,156	$—
Acquisition price (common stock issued to OFED, MHC)	$700	$—
Goodwill recorded	$2,593	$—